SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2019
SEGMENT REPORTING
Schedule of operating segments

	Years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Sales of goods
Exploration and production
External sales	69,168	93,499	111,114
Inter-segment sales	77,804	95,954	89,315
	146,972	189,453	200,429
Refining
External sales	132,478	148,930	141,674
Inter-segment sales	874,271	1,109,088	1,077,018
	1,006,749	1,258,018	1,218,692
Marketing and distribution
External sales	1,191,902	1,408,989	1,393,557
Inter-segment sales	3,962	5,224	4,159
	1,195,864	1,414,213	1,397,716
Chemicals
External sales	373,814	457,406	425,508
Inter-segment sales	49,615	73,835	54,865
	423,429	531,241	480,373
Corporate and others
External sales	533,108	716,789	828,635
Inter-segment sales	440,303	650,271	654,337
	973,411	1,367,060	1,482,972
Elimination of inter-segment sales	(1,445,955)	(1,934,372)	(1,879,694)
Sales of goods	2,300,470	2,825,613	2,900,488

Other operating revenues
Exploration and production	10,533	10,738	10,283
Refining	5,104	5,389	5,464
Marketing and distribution	28,333	32,424	33,247
Chemicals	14,314	15,492	14,861
Corporate and others	1,439	1,523	1,850
Other operating revenues	59,723	65,566	65,705

Sales of goods and other operating revenues	2,360,193	2,891,179	2,966,193

	Years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Result
Operating (loss)/income
By segment
- Exploration and production	(45,944)	(10,107)	9,284
- Refining	65,007	54,827	30,632
- Marketing and distribution	31,569	23,464	29,107
- Chemicals	26,977	27,007	17,151
- Corporate and others	(4,484)	(9,293)	64
- Elimination	(1,655)	(3,634)	(40)
Total segment operating income	71,470	82,264	86,198
Share of profits/(losses) from associates and joint ventures
- Exploration and production	1,449	2,598	3,167
- Refining	989	109	(640)
- Marketing and distribution	2,945	3,155	3,309
- Chemicals	9,621	6,298	4,611
- Corporate and others	1,521	1,814	2,330
Aggregate share of profits from associates and joint ventures	16,525	13,974	12,777
Investment income/(losses)
- Exploration and production	40	(3)	(19)
- Refining	28	315	59
- Marketing and distribution	90	43	73
- Chemicals	86	596	578
- Corporate and others	18	920	228
Aggregate investment income	262	1,871	919
Net finance costs	(1,560)	1,001	(9,967)
Earnings before income tax	86,697	99,110	89,927

	December 31,
	2017	2018	2019
	RMB	RMB	RMB
Assets
Segment assets
- Exploration and production	343,404	321,686	410,950
- Refining	273,123	271,356	321,080
- Marketing and distribution	309,727	317,641	399,242
- Chemicals	158,472	156,865	175,884
- Corporate and others	170,045	152,799	131,686
Total segment assets	1,254,771	1,220,347	1,438,842

Interest in associates and joint ventures	131,087	145,721	152,204
Available-for-sale financial assets	1,676	—	—
Financial assets at fair value through other comprehensive income	—	1,450	1,521
Deferred tax assets	15,131	21,694	17,616
Cash and cash equivalents, time deposits with financial institutions	165,004	167,015	127,927
Other unallocated assets	27,835	36,081	16,961
Total assets	1,595,504	1,592,308	1,755,071

Liabilities
Segment liabilities
- Exploration and production	99,568	94,170	167,933
- Refining	101,429	103,809	122,264
- Marketing and distribution	164,101	159,536	226,531
- Chemicals	35,293	37,413	54,462
- Corporate and others	117,781	144,216	137,881
Total segment liabilities	518,172	539,144	709,071

Short-term debts	55,338	29,462	40,521
Income tax payable	13,015	6,699	3,264
Long-term debts	55,804	51,011	49,156
Loans from Sinopec Group Company and fellow subsidiaries	68,631	74,181	52,915
Deferred tax liabilities	6,466	5,948	6,809
Other unallocated liabilities	25,188	29,328	17,500
Total liabilities	742,614	735,773	879,236

Schedule of capital expenditure of operating segments

	Years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Capital expenditure
Exploration and production	31,344	42,155	61,739
Refining	21,075	27,908	31,372
Marketing and distribution	21,539	21,429	29,566
Chemicals	23,028	19,578	22,438
Corporate and others	2,398	6,906	1,979
	99,384	117,976	147,094
Depreciation, depletion and amortization
Exploration and production	66,843	60,331	50,732
Refining	18,408	18,164	19,676
Marketing and distribution	15,463	16,296	21,572
Chemicals	12,873	13,379	13,966
Corporate and others	1,723	1,797	2,866
	115,310	109,967	108,812
Impairment losses on long-lived assets
Exploration and production	13,556	4,274	3
Refining	1,894	353	245
Marketing and distribution	675	264	80
Chemicals	4,922	1,374	17
Corporate and others	211	16	—
	21,258	6,281	345

Schedule of geographical information of operating segments

	Years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
External sales
Mainland China	1,758,365	2,119,580	2,131,078
Singapore	269,349	395,129	505,672
Others	332,479	376,470	329,443
	2,360,193	2,891,179	2,966,193

	December 31,
	2017	2018	2019
	RMB	RMB	RMB
Non-current assets
Mainland China	979,329	989,668	1,235,676
Others	48,572	50,892	52,705
	1,027,901	1,040,560	1,288,381